Note 18 - Commitments - Future Rental Payments (Details)	Nov. 30, 2021 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Future rental payments	$ 78,733
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future rental payments
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Future rental payments
Later than five years [member]
Statement Line Items [Line Items]
Future rental payments